FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Interest on borrowings		907	745
Interest on Shaw senior note financing		447	—

Total interest on borrowings [1]	21	1,354	745
Interest earned on restricted cash and cash equivalents		(235)	—

Interest on borrowings, net		1,119	745
Interest on lease liabilities	8	80	74
Interest on post-employment benefits liability	23	(1)	14
Loss on foreign exchange		127	10
Change in fair value of derivative instruments		(126)	(6)
Capitalized interest		(29)	(17)
Deferred transaction costs and other		63	29

Total finance costs		1,233	849
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.